Commitments and Contingencies - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020 USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	6 years
Office Space [Member]
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	1 year 8 months 1 day
POLAND [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	5 years
Operating lease future minimum payment per year	$ 60,000
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	10 years
Lease term, mutual break clause	5 years
Operating lease future minimum payment per year	$ 1,100,000
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 400,000
Lease expiration date	May 31, 2022